Superannuation commitments - Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Superannuation commitments
Current service cost	$ 23	$ 27	$ 26
Net interest cost on net benefit liability	(9)	(11)	(14)
Total defined benefit expense	14	16	$ 12
Parent Entity
Superannuation commitments
Current service cost	23	26
Net interest cost on net benefit liability	(10)	(10)
Total defined benefit expense	$ 13	$ 16